Class A and Class P [Member] Performance Management - Class A and Class P - UBS Ultra Short Income Fund	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Risk/return bar chart and table
Performance Narrative [Text Block]
The performance information that follows shows the fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, over time. The table also includes the average annual returns of the ICE BofA 3-Month Treasury Bill Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance for the fund is available at https://www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.html.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class A shares’ after-tax returns shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, over time.
Bar Chart [Heading]	UBS Ultra Short Income Fund Annual Total Returns of Class A Shares (2019 was the fund’s first full calendar year of operations)
Bar Chart Closing [Text Block]	Total return January 1 to June 30, 2025: 2.28% Best quarter during years shown—2Q 2020: 1.70% Worst quarter during years shown—1Q 2020: (1.06)%
Performance Table Heading	Average annual total returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other classes will vary from the Class A shares’ after-tax returns shown.
Performance Availability Website Address [Text]	https://www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.html
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	2.28%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	1.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(1.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020